Warrant	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Warrant	11. WARRANT

On August 2, 2023, the Company issued 10,000,000 warrants with $1.00 exercise price in connection with the financing arrangement entered into with Secured Notes. The warrants allow the holder to purchase common stock at an exercise price equal to $1.00 per share at any time on or after their issuance date and on or prior to June 30, 2030. At time of issuance, the Company determined that the warrants had a fair value of $4,300,000 and required classification as equity. On December 21, 2023, the total warrants increased by 142,874 warrants with an exercise price of US$1.00 per warrant in connection with Secured Notes amendment as described on footnote 12. The additional warrants had an estimated fair value of approximately $8,047 and they were classified as equity in the consolidated balance sheets as of December 31, 2023.

The fair value of the warrant was measured using the Monte Carlo pricing model. Significant inputs into the model as of August 2, 2023 are as follows:

Monte Carlo Assumptions	August 2, 2023

Exercise price	$1.00
Warrant expiration date	June 30, 2030
Stock price	$0.85
Interest rate (annual) (1)	4.21%
Volatility (annual) (2)	50.0%
Remaining term (years)	6.91
Annualized dividend yield (3)	0%